NATURE OF BUSINESS AND GOING CONCERN (Tables)	12 Months Ended
Sep. 30, 2020
NATURE OF BUSINESS AND GOING CONCERN
Schedule of Company's subsidiaries and VIE
Name	Date of Incorporation	Place of Incorporation	Percentage of Interest	Principal Activities	Nature of company
AlphaRx Canada Limited	September 25, 1997	Canada	100%	Dormant	Subsidiary
UMeLook Limited	February 23, 2012	Hong Kong	100%	Holding company of WFOE	Subsidiary
UMeZone Adaptive Learning Technology Limited	September 7, 2012	Hong Kong	100%	Dormant	Subsidiary
UMeLook (Guangzhou) Information Technology Co. Ltd. (WFOE)	October 29, 2012	China	100%	Holding company	Subsidiary
YouYiXue (Guangzhou) Information Technology Co. Ltd.	April 23, 2013	China	100%	Dormant	Subsidiary
Guangzhou XinYiXun Network Technology Co. Ltd.	July 9, 2012	China	Contractual arrangements	Online education	VIE

Schedule of the assets and liabilities
	September 30, 2020	September 30, 2019
Assets
Cash	$5,767	$28
Prepayment and other assets	-	14,034
Property and equipment, net	-	-
Total assets of VIE	$5,767	$14,062
Liabilities
Accrued liabilities and other payable	$362,836	$357,547
Due to VIE holding companies	18,646	18,065
Due to related parties	2,237,667	2,234,347
Total liabilities of VIE	$2,619,149	$2,609,959